Fair Value Measurements - Acquired Assets, Assumed Liabilities and Stockholders' Equity Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale	$ 65,944,000	$ 0
Loans, net of discount	326,266,000	108,666,000
Premises and equipment	17,612,000	6,074,000
Federal Home Loan Bank stock	1,597,000	180,000
Deferred income taxes	6,426,000	2,782,000
Goodwill	9,500,000
Core Deposit Intangible	602,000
Accrued interest	1,048,000	613,000
Other assets	1,573,000	361,000
Deposits	111,020,000	36,253,000
FHLB Advances	27,500,000	0
Other borrowings	1,427,000	0
Other liabilities	7,833,000	$ 4,270,000
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale	44,372,000
Loans, net of discount	179,408,000
Premises and equipment	8,727,000
Federal Home Loan Bank stock	1,540,000
Cash surrender value of bank owned life insurance	4,585,000
Deferred income taxes	2,095,000
Goodwill	9,500,000
Core Deposit Intangible	655,000
Accrued interest	685,000
Other assets	130,000
Deposits	225,927,000
FHLB Advances	31,480,000
Other borrowings	3,285,000
Other liabilities	729,000
Preferred Stock	5,700,000
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Securities available for sale	44,372,000
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Loans, net of discount	179,408,000
Premises and equipment	8,727,000
Federal Home Loan Bank stock	1,540,000
Cash surrender value of bank owned life insurance	4,585,000
Deferred income taxes	2,095,000
Goodwill	9,500,000
Core Deposit Intangible	655,000
Accrued interest	685,000
Other assets	130,000
Deposits	225,927,000
FHLB Advances	31,480,000
Other borrowings	3,285,000
Other liabilities	729,000
Preferred Stock	$ 5,700,000